Item 1. Report to Shareholders

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

EQUITY INCOME FUND
--------------------------------------------------------------------------------

As of 12/31/03

Lipper Equity Income Funds Index   $24,073
Equity Income Fund   $30,830
S&P 500 Stock Index   $28,563

                                             Lipper Equity
                                 S&P 500      Income Funds        Equity Income
                             Stock Index             Index                 Fund
--------------------------------------------------------------------------------
12/93                            $10,000           $10,000              $10,000
12/94                             10,132             9,908               10,453
12/95                             13,940            12,864               13,939
12/96                             17,140            15,176               16,783
12/97                             22,859            19,297               21,620
12/98                             29,392            21,570               23,614
12/99                             35,576            22,473               24,517
12/00                             32,337            24,150               27,734
12/01                             28,493            22,894               28,187
12/02                             22,196            19,132               24,511
12/03                             28,563            24,073               30,830


Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures.

See returns table on next page.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                Since  Inception
Periods Ended 12/31/03        1 Year    5 Years   10 Years  Inception       Date
--------------------------------------------------------------------------------

Equity Income Fund             25.78%      5.48%     11.92%         -          -

S&P 500 Stock Index            28.68      -0.57      11.07          -          -

Lipper Equity Income
Funds Index                    25.83       2.22       9.18          -          -

Equity Income Fund-
Advisor Class                  25.59          -          -       7.04%   3/31/00

S&P 500 Stock Index            28.68          -          -      -6.25*         -

Lipper Equity Income
Funds Index                    25.83          -          -       2.07*         -

Equity Income Fund-
R Class                        25.27          -          -      28.40    9/30/02

S&P 500 Stock Index            28.68          -          -      30.51**        -

Lipper Equity Income
Funds Index                    25.83          -          -      27.73**        -


  *  Benchmark since-inception data are for the time period 3/31/00 - 12/31/03.

  ** Benchmark since-inception data are for the time period 9/30/02 - 12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the fund posted an excellent return of 25.78% during the 12 months ended December 31, 2003, trailing the unmanaged S&P 500 Index and performing in line with the Lipper Equity Income Funds Index, which measures similarly managed funds. Smaller-cap, more speculative stocks led the way in 2003, but the fund's conservative investment approach cushioned results for shareholders during the recent bear market.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

12-Month Return

S&P 500 Stock Index                          28.7%
S&P MidCap 400 Index                         35.6%
Russell 2000 Index                           47.3%
Nasdaq Composite                             50.0%

As you know, the fund seeks to provide substantial dividend income and long-term growth of capital by investing primarily in well-established companies paying above-average dividends. The fund seeks stocks with good prospects for appreciation and dividend growth that appear undervalued by various measures and are temporarily out of favor.

The Major Index Returns chart shows how various domestic equities indices performed over the fund's fiscal year. As you can see, the Nasdaq Composite, with its high component of technology stocks, outpaced S&P 500 stocks over the 12-month period, and both mid- and small-cap stocks outperformed larger-cap shares.

The Top 5 Sectors table on the next page reflects the percentage of net assets that were invested in various sectors at year-end. The fund's major allocations were to financial and consumer discretionary stocks, with significant percentages invested in industrials and business services, energy, and health care shares.

The Best and Worst Contributors table shows the stocks that contributed most to fund results throughout the year. FleetBoston Financial and Cooper Industries were among the leading positive contributors to performance, while Merck and Schering-Plough were the major laggards.

Top 5 Sectors
--------------------------------------------------------------------------------

                                         Percent of Net Assets
                                        12/31/02       12/31/03
--------------------------------------------------------------------------------
Financials                                 17.4%          18.6%
Consumer Discretionary                     15.1           17.7
Industrials and Business Services          15.4           13.6
Energy                                      9.9            9.6
Health Care                                 9.4            9.6

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months
Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------
FleetBoston Financial
Cooper Industries
Honeywell International
McDonald's
ChevronTexaco

Worst Contributors
--------------------------------------------------------------------------------
Merck
Schering-Plough
Eastman Kodak
Verizon Communications
AT&T
to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,


James S. Riepe
Chairman

January 16, 2004

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Equity Income class
                                Year
                               Ended
                            12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period        $  19.79   $  23.65   $  24.67   $  24.81   $  26.32

Investment activities

  Net investment
  income (loss)                0.38       0.38       0.37       0.50       0.54

  Net realized and
  unrealized gain (loss)       4.65      (3.43)     (0.02)**    2.51       0.45

  Total from
  investment activities        5.03      (3.05)      0.35       3.01       0.99

Distributions

  Net investment income       (0.39)     (0.36)     (0.36)     (0.51)     (0.53)

  Net realized gain           (0.27)     (0.45)     (1.01)     (2.64)     (1.97)

  Total distributions         (0.66)     (0.81)     (1.37)     (3.15)     (2.50)

NET ASSET VALUE

End of period              $  24.16   $  19.79   $  23.65   $  24.67   $  24.81
                          ------------------------------------------------------

Ratios/Supplemental Data

Total return^                 25.78%   (13.04)%      1.64%     13.12%      3.82%

Ratio of total expenses to
average net assets             0.78%      0.79%      0.80%      0.78%      0.77%

Ratio of net investment
income (loss) to average
net assets                     1.80%      1.72%      1.53%      2.01%      1.95%

Portfolio turnover rate        11.8%      15.2%      17.3%      21.9%      21.8%

Net assets, end of period
(in millions)              $  12,160   $  8,954  $  10,128  $  10,187  $  12,321

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and lossesbecause of the timing of sales and redemptions of fund shares in relation tofluctuating market values for the investment portfolio.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Advisor Class
                                         Year                           3/31/00
                                        Ended                           Through
                                     12/31/03    12/31/02    12/31/01  12/31/00
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period                 $   19.75    $  23.63     $ 24.68   $ 23.24

Investment activities

  Net investment
  income (loss)                          0.35        0.37        0.34      0.36

  Net realized and
  unrealized gain (loss)                 4.64       (3.45)      (0.02)     3.41

  Total from
  investment activities                  4.99       (3.08)       0.32      3.77

Distributions

  Net investment income                 (0.35)      (0.35)      (0.36)    (0.40)

  Net realized gain                     (0.27)      (0.45)      (1.01)    (1.93)

Total distributions                     (0.62)      (0.80)      (1.37)    (2.33)

NET ASSET VALUE

End of period                       $   24.12    $  19.75     $ 23.63   $ 24.68
                                    --------------------------------------------

Ratios/Supplemental Data

Total return^                           25.59%    (13.18)%       1.51%    16.62%

Ratio of total expenses to
average net assets                       0.93%       0.94%       0.90%    0.60%!

Ratio of net investment
income (loss) to average
net assets                               1.65%       1.72%       1.44%    2.09%!

Portfolio turnover rate                  11.8%       15.2%       17.3%    21.9%!

Net assets, end of period
(in thousands)                      $1,569,879   $ 878,375    $307,957  $    851

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
R Class
                                                    Year            9/30/02
                                                   Ended            Through
                                                12/31/03           12/31/02
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period                           $   19.78          $   18.54

Investment activities

  Net investment income (loss)                     0.30               0.09!!

  Net realized and
  unrealized gain (loss)                           4.64               1.61!!

  Total from
  investment activities                            4.94               1.70

Distributions

  Net investment income                           (0.31)             (0.11)

  Net realized gain                               (0.27)             (0.35)

Total distributions                               (0.58)             (0.46)

NET ASSET VALUE

End of period                                 $   24.14          $   19.78
                                              ----------------------------------

Ratios/Supplemental Data

Total return^                                     25.27%              9.15%

Ratio of total expenses to
average net assets                                 1.18%              1.08%!

Ratio of net investment
income (loss) to average
net assets                                         1.43%              3.22%!

Portfolio turnover rate                            11.8%              15.2%!

Net assets, end of period
(in thousands)                                $   26,590         $    5,759

!! The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!     Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Portfolio of Investments (ss.)                    Shares/Par              Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   96.0%

CONSUMER DISCRETIONARY   17.5%

Automobiles   0.4%

Ford Motor                                         3,500,000             56,000

                                                                         56,000
Distributors   0.6%

Genuine Parts                                      2,500,000             83,000

                                                                         83,000
Hotels, Restaurants & Leisure   2.7%

Hilton                                             5,520,000             94,558

McDonald's                                         6,250,000            155,187

Starwood Hotels & Resorts Worldwide,
REIT, Class B                                      3,500,000            125,895

                                                                        375,640
Household Durables   2.4%

Black & Decker                                     1,000,000             49,320

Fortune Brands                                     1,900,000            135,831

Newell Rubbermaid                                  6,000,000            136,620

                                                                        321,771

Leisure Equipment & Products   1.7%

Eastman Kodak                                      6,000,000            154,020

Hasbro                                             4,000,000             85,120

                                                                        239,140

Media   7.4%

Comcast, Class A *                                 3,750,000            123,263

Disney                                             6,987,100            163,009

Dow Jones !                                        3,100,000            154,535

Knight-Ridder                                      1,750,000            135,398

New York Times, Class A                            3,200,000            152,928

Reader's Digest, Class A                           1,047,300             15,353

Time Warner *                                     10,500,000            188,895

Viacom, Class B                                    2,000,000             88,760

                                                                      1,022,141

Multiline Retail   0.8%

J.C. Penney                                          800,000             21,024

May Department Stores                              2,900,000             84,303

                                                                        105,327

Specialty Retail   1.5%

Home Depot                                         4,000,000            141,960

Toys "R" Us *                                      5,000,000             63,200

                                                                        205,160

Total Consumer Discretionary                                          2,408,179

CONSUMER STAPLES   6.7%

Beverages   0.2%

Brown-Forman, Class B                                346,500             32,380

                                                                         32,380
Food & Staples Retailing   0.1%

Winn-Dixie                                         1,000,000              9,950

                                                                          9,950
Food Products   2.8%

Campbell Soup                                      4,515,300            121,010

ConAgra                                            2,000,000             52,780

General Mills                                      1,750,000             79,275

McCormick                                            300,000              9,030

Unilever (EUR)                                     2,000,000            130,657

                                                                        392,752

Household Products   1.5%

Clorox                                             1,600,000             77,696

Kimberly-Clark                                     2,200,000            129,998

                                                                        207,694
Personal Products   0.7%

Gillette                                           2,500,000             91,825

                                                                         91,825

Tobacco   1.4%

Altria Group                                       1,750,000             95,235

UST                                                2,600,000             92,794

                                                                        188,029

Total Consumer Staples                                                  922,630

ENERGY   9.6%

Energy Equipment & Services   0.8%

Baker Hughes                                       1,100,000             35,376

Schlumberger                                       1,500,000             82,080

                                                                        117,456

Oil & Gas   8.8%

Amerada Hess                                       3,500,000            186,095

Anadarko Petroleum                                 2,000,000            102,020

BP ADR                                             3,000,000            148,050

ChevronTexaco                                      3,000,000            259,170

Exxon Mobil                                        6,750,000            276,750

Marathon Oil                                       2,000,000             66,180

Royal Dutch Petroleum ADS                          3,200,000            167,648

                                                                      1,205,913

Total Energy                                                          1,323,369

FINANCIALS   18.6%

Capital Markets   3.2%

J.P. Morgan Chase                                  3,300,000            121,209

Janus Capital Group                                1,500,000             24,615

Mellon Financial                                   4,000,000            128,440

Morgan Stanley                                     1,750,000            101,272

Northern Trust                                     1,500,600             69,658

                                                                        445,194
Commercial Banks   5.8%

Bank of America                                    1,490,000            119,841

Bank One                                           4,250,000            193,758

FleetBoston Financial                              4,750,000            207,337

Mercantile Bankshares                              1,900,000             86,602

National City                                      2,100,000             71,274

Wells Fargo                                        1,300,000             76,557

Wilmington Trust                                   1,000,000             36,000

                                                                        791,369

Consumer Finance   1.1%

American Express                                   3,100,000            149,513

                                                                        149,513

Diversified Financial Services   0.8%

Citigroup                                          2,240,000            108,730

                                                                        108,730
Insurance   6.4%

American International Group                       1,070,658             70,963

Chubb                                              1,600,000            108,960

John Hancock Financial Services                    1,000,000             37,500

Lincoln National                                   2,730,188            110,218

Marsh & McLennan                                   3,500,000            167,615

SAFECO                                             3,400,000            132,362

St. Paul Companies                                 2,100,000             83,265

Travelers Property Casualty, Class B               4,250,000             72,122

UnumProvident                                      6,233,300             98,299

                                                                        881,304

Real Estate   0.5%

Simon Property Group, REIT                         1,600,000             74,144

                                                                         74,144

Thrifts & Mortgage Finance   0.8%

Fannie Mae                                         1,400,000            105,084

                                                                        105,084

Total Financials                                                      2,555,338

HEALTH CARE   9.6%

Health Care Equipment & Supplies   1.4%

Baxter International                               4,500,000            137,340

Becton, Dickinson                                  1,250,000             51,425

                                                                        188,765
Health Care Providers & Services   0.8%

CIGNA                                              2,000,000            115,000

                                                                        115,000
Pharmaceuticals   7.4%

Abbott Laboratories                                2,250,000            104,850

Bristol-Myers Squibb                               8,000,000            228,800

Johnson & Johnson                                  3,000,000            154,980

Merck                                              5,500,000            254,100

Schering-Plough                                    6,250,000            108,688

Wyeth                                              3,750,000            159,187

                                                                      1,010,605

Total Health Care                                                     1,314,370

INDUSTRIALS & BUSINESS SERVICES   13.6%

Aerospace & Defense   4.6%

Boeing                                             1,800,000             75,852

Honeywell International                            7,250,000            242,367

Lockheed Martin                                    1,250,000             64,250

Raytheon                                           4,250,000            127,670

Rockwell Collins                                   4,228,400            126,979

                                                                        637,118
Commercial Services & Supplies   1.4%

Dun & Bradstreet *                                 1,250,000             63,388

Waste Management                                   4,560,000            134,976

                                                                        198,364

Electrical Equipment   3.1%

Cooper Industries, Class A                         3,400,000            196,962

Emerson Electric                                   1,100,000             71,225

Hubbell, Class B                                   1,300,000             57,330

Rockwell Automation                                2,700,000             96,120

                                                                        421,637

Industrial Conglomerates   1.6%

GE                                                 7,000,000            216,860

                                                                        216,860
Machinery   0.9%

Pall                                               4,500,000            120,735

                                                                        120,735

Road & Rail   2.0%

Norfolk Southern                                   4,200,000             99,330

Union Pacific                                      2,500,000            173,700

                                                                        273,030

Total Industrials & Business Services                                 1,867,744

INFORMATION TECHNOLOGY   4.3%

Communications Equipment   1.6%

Lucent Technologies *                             11,250,000             31,950

Motorola                                           8,000,000            112,560

Nokia ADR                                          4,500,000             76,500

                                                                        221,010

Computer & Peripherals   1.2%

Hewlett-Packard                                    6,920,625            158,967

                                                                        158,967

Semiconductor & Semiconductor Equipment   0.7%

Agere Systems, Class A *                           6,270,310             19,124

Texas Instruments                                  2,850,000             83,733

                                                                        102,857

Software   0.8%

Microsoft                                          4,000,000            110,160

                                                                        110,160

Total Information Technology                                            592,994

MATERIALS   6.3%

Chemicals   3.6%

Dow Chemical                                       3,500,000            145,495

DuPont                                             3,000,000            137,670

Great Lakes Chemical !                             2,700,000             73,413

Hercules *                                         4,641,400             56,625

International Flavors & Fragrances                 2,250,000             78,570

                                                                        491,773
Metals & Mining   1.1%

Alcoa                                              2,000,000             76,000

Nucor                                              1,500,000             84,000

                                                                        160,000

Paper & Forest Products   1.6%

International Paper                                4,000,000            172,440

MeadWestvaco                                       1,500,000             44,625

                                                                        217,065

Total Materials                                                         868,838

TELECOMMUNICATION SERVICES   5.4%

Diversified Telecommunication Services   5.4%

Alltel                                             2,250,000            104,805

AT&T                                               4,000,000             81,200

Qwest Communications International *              24,000,000            103,680

SBC Communications                                 5,750,000            149,903

Sprint                                             6,000,000             98,520

Verizon Communications                             6,000,000            210,480

Total Telecommunication Services                                        748,588

UTILITIES   4.4%

Electric Utilities   1.4%

FirstEnergy                                        2,500,000             88,000

Teco Energy                                        1,000,000             14,410

TXU                                                4,114,500             97,596

                                                                        200,006
Gas Utilities   0.8%

NiSource                                           4,750,000            104,215

                                                                        104,215

Multi-Utilities & Unregulated Power   2.2%

Constellation Energy Group                         3,000,000            117,480

Duke Energy                                        7,000,000            143,150

El Paso Energy                                     4,500,000             36,855

                                                                        297,485


Total Utilities                                                         601,706


Total Common Stocks (Cost  $11,086,115)                              13,203,756

CONVERTIBLE PREFERRED STOCKS   0.2%

Ford Motor Company Capital Trust II                  574,000             32,058

Total Convertible Preferred Stocks (Cost  $28,700)                       32,058

CONVERTIBLE BONDS   0.5%

Lucent Technologies, 8.00%, 8/1/31                66,228,000             70,993

Total Convertible Bonds (Cost  $71,768)                                  70,993

SHORT-TERM INVESTMENTS   3.1%

Money Market Fund   3.1%

T. Rowe Price Reserve
Investment Fund, 1.13% # !                       421,246,890            421,247

Total Short-Term Investments (Cost  $421,247)                           421,247

Total Investments in Securities
99.8% of Net Assets (Cost $11,607,830)                              $13,728,054
                                                                    -----------

     (ss.)     Denominated in U.S. dollar unless otherwise noted

         #     Seven-day yield

         *     Non-income producing

         !     Affiliated company - See Note 2.

       ADR     American Depository Receipts

       ADS     American Depository Shares

       EUR     Euro

      REIT     Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $11,607,830)           $    13,728,054

Other assets                                                              60,809

Total assets                                                          13,788,863

Liabilities

Total liabilities                                                         32,782

NET ASSETS                                                       $    13,756,081
                                                                 ---------------
Net Assets Consist of:

Undistributed net realized gain (loss)                           $       116,061

Net unrealized gain (loss)                                             2,120,224

Paid-in-capital applicable to 569,499,569 shares of
no par value capital stock outstanding;
unlimited shares authorized                                           11,519,796

NET ASSETS                                                       $    13,756,081
                                                                 ---------------
NET ASSET VALUE PER SHARE

Equity Income class
($12,159,613,090/503,310,603 shares outstanding)                 $         24.16
                                                                 ---------------
Advisor Class
($1,569,878,669/65,087,399 shares outstanding)                   $         24.12
                                                                 ---------------
R Class
($26,589,733/1,101,567 shares outstanding)                       $         24.14
                                                                 ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
--------------------------------------------------------------------------------

Investment Income (Loss)

Income

  Dividend                                                         $    289,237

  Interest                                                                  538

  Total income                                                          289,775

Expenses

  Investment management                                                  63,960

  Shareholder servicing

    Equity Income Class                                                  19,833

    Advisor Class                                                         1,092

    R Class                                                                  16

  Distribution and service (12b-1)

    Advisor Class                                                         2,822

    R Class                                                                  78

  Prospectus and shareholder reports

    Equity Income Class                                                     602

    Advisor Class                                                           100

    R Class                                                                   1

  Custody and accounting                                                    393

  Registration                                                              198

  Trustees                                                                   49

  Legal and audit                                                            41

  Miscellaneous                                                              87

  Total expenses                                                         89,272

  Expenses paid indirectly                                                   (6)

  Net expenses                                                           89,266

Net investment income (loss)                                            200,509

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            269,913

  Foreign currency transactions                                            (145)

  Net realized gain (loss)                                              269,768

Change in net unrealized gain (loss) on securities                    2,254,536

Net realized and unrealized gain (loss)                               2,524,304

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $  2,724,813
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                         12/31/03      12/31/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                       $    200,509  $    175,910

  Net realized gain (loss)                                269,768       207,302

  Change in net unrealized gain (loss)                  2,254,536    (1,840,249)

  Increase (decrease) in net assets from operations     2,724,813    (1,457,037)

Distributions to shareholders

  Net investment income

    Equity Income Class                                  (187,746)     (159,289)

    Advisor Class                                         (19,685)      (10,398)

    R Class                                                  (257)          (12)

  Net realized gain

    Equity Income Class                                  (133,655)     (199,037)

    Advisor Class                                         (16,784)      (16,452)

    R Class                                                  (283)          (40)

  Decrease in net assets from distributions              (358,410)     (385,228)

Capital share transactions *

  Shares sold

    Equity Income Class                                 2,152,244     1,866,678

    Advisor Class                                         715,816       914,477

    R Class                                                21,501         5,925

  Distributions reinvested

    Equity Income Class                                   305,659       342,908

    Advisor Class                                          36,193        26,707

    R Class                                                   539            52

  Shares redeemed

    Equity Income Class                                (1,371,563)   (1,650,176)

    Advisor Class                                        (304,004)     (262,683)

    R Class                                                (4,529)         (123)

  Increase (decrease) in net assets from
  capital share transactions                            1,551,856     1,243,765

Net Assets

Increase (decrease) during period                       3,918,259      (598,500)

Beginning of period                                     9,837,822    10,436,322

End of period                                        $ 13,756,081  $  9,837,822
                                                     ------------  ------------

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                         12/31/03      12/31/02
--------------------------------------------------------------------------------

*Share information

    Shares sold

      Equity Income Class                                 101,852        84,263

      Advisor Class                                        33,921        43,125

      R Class                                                 999           294

    Distributions reinvested

      Equity Income Class                                  13,867        16,415

      Advisor Class                                         1,628         1,309

      R Class                                                  24             3

    Shares redeemed

      Equity Income Class                                 (64,729)      (76,535)

      Advisor Class                                       (14,925)      (13,002)

      R Class                                                (212)           (6)

    Increase (decrease) in shares outstanding              72,425        55,866

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies. The fund has three classes of shares: Equity Income Fund (Equity Income Class), offered since October 31, 1985, Equity Income Fund--Advisor Class (Advisor Class), offered since March 31, 2000, and Equity Income Fund--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Class Accounting
     The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Rebates and Credits
     Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $278,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

     Investment Transactions, Investment Income, and Distributions
     Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

     Other
     In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Affiliated Companies
     The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities. At December 31, 2003, the value of affiliated companies totaled $649,195,000, representing 4.7% of the value of the fund's investments in securities. For the year then ended, $8,755,000 (3.0%) of dividend income reflected in the accompanying financial statements resulted from the fund's transactions with affiliated companies.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,507,114,000 and $1,274,059,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended December 31, 2003 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------
     Ordinary income                                        $       241,418,000
     Long-term capital gain                                         116,992,000

     Total distributions                                    $       358,410,000
                                                           --------------------

     At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
     Unrealized appreciation                      $     3,075,500,000
     Unrealized depreciation                             (955,276,000)
     Net unrealized appreciation (depreciation)         2,120,224,000
     Undistributed ordinary income                         18,574,000
     Undistributed long-term capital gain                  97,487,000
     Paid-in capital                                   11,519,796,000
     Net assets                                   $    13,756,081,000
                                                  -------------------

     For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
     Undistributed net investment income          $           573,000
     Undistributed net realized gain                      (12,639,000)
     Paid-in capital                                       12,066,000


     At December 31, 2003, the cost of investments for federal income tax purposes was $11,607,830,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess Undistributed net investment income $ 573,000 Undistributed net realized gain (12,639,000) Paid-in capital 12,066,000of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $6,395,000.

     The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                                 Advisor Class          R Class
     Expense Limitation                                  1.00%            1.00%
     Limitation Date                                  12/31/03          4/30/04
     Repayment Date                                   12/31/05          4/30/06

     For the year ended December 31, 2003, each class operated below its expense limitation.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Equity Income class and R Class. Expenses incurred pursuant to these service agreements totaled $13,759,000 for the year ended December 31, 2003, of which $1,269,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2003, the fund was charged $1,000 for shareholder servicing costs related to the college savings plans, of which $1,000 was for services provided by Price. At December 31, 2003, approximately 0.8% of the outstanding shares of the Equity Income class were held by college savings plans.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $1,705,000 of Spectrum Funds' expenses, of which $1,196,000 related to services provided by Price and $152,000 was payable at period-end. At December 31, 2003, approximately 7.4% of the outstanding shares of the Equity Income class were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the
     T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $4,719,000.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of
T. Rowe Price Equity Income Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Income Fund (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians, provide a reasonable basis for our opinion.



     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 26, 2004

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

The fund's distributions to shareholders included:

o   $40,975,000 from short-term capital gains,

o $122,385,000 from long-term capital gains, of which $51,952,000 was subject to the 15% rate gains category, and $70,433,000 to the 20% rate gains category.

For taxable non-corporate shareholders, $260,058,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $259,920,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Equity Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected *                Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company, real
2001                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1994

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific
1988                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc.,consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                    real estate investment company; Senior Advisor and
2001                          Partner, Blackstone Real Estate Advisors, L.P.;
                              Director, AMLI Residential Properties Trust, Host
                              Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1985

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                     capital limited partnership, providing equity
1994                          capital to young high-technology companies
                              throughout the United States; Director, Teltone
                              Corp.

* Each independent trustee oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**  Retired from Board of Trustees effective December 31, 2003.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report


Inside Trustees

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price
(8/15/53)                     and T. Rowe Price Group, Inc.
1997
[39]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1985                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              Equity Income  Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1994                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company; Vice
                              President, Equity Income Fund

* Each inside trustee serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen W. Boesel (12/28/44)            Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Income Fund      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Income Fund      Price Group, Inc., and T. Rowe Price
                                        Trust Company

Andrew M. Brooks (2/16/56)              Vice President, T. Rowe Price and
Vice President, Equity Income Fund      T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Equity Income Fund
--------------------------------------------------------------------------------
Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Equity Income Fund           Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Arthur B. Cecil III, CFA (9/15/42)      Vice President, T. Rowe Price and
Vice President, Equity Income Fund      T. Rowe Price Group, Inc.

Anna M. Dopkin, CFA (9/5/67)            Vice President, T. Rowe Price and
Vice President, Equity Income Fund      T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Income Fund      Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Equity Income Fund      Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe
                                        Price Trust Company; Vice President,
                                        T. Rowe Price, T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Retirement Plan Services, Inc.

John D. Linehan (1/21/65)               Vice President, T. Rowe Price, T. Rowe
Vice President, Equity Income Fund      Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Equity Income Fund           and T. Rowe Price Investment Services,
                                        Inc.

Heather K. McPherson, CPA (12/3/60)     Employee, T. Rowe Price; formerly intern
Vice President, Equity Income Fund      Salomon Smith Barney (to 2001); Vice
                                        President of Finance and Administration,
                                        Putnam Lovell Securities, Inc. (to 2000)

Brian C. Rogers, CFA, CIC (6/27/55)     Director and Vice President, T. Rowe
President, Equity Income Fund           Price Group, Inc.; Vice President,
                                        T. Rowe Price and T. Rowe Price Trust
                                        Company

William J. Stromberg, CFA (3/10/60)     Vice President, T. Rowe Price and
Vice President, Equity Income Fund      T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Equity Income Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $27,837               $22,785
     Audit-Related Fees                       1,559                    --
     Tax Fees                                 7,230                 5,517
     All Other Fees                             124                   419

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004